CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC
Capital World Bond Fund®
Investment objective
The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 64 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees CAPITAL WORLD BOND FUND INC	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)		Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none	3.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CAPITAL WORLD BOND FUND INC	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.23%	1.00%	1.00%	0.25%	none	0.21%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.20%	0.20%	0.22%	0.20%	0.19%	0.28%	0.30%	0.29%	0.27%	0.29%	0.22%	0.53%	0.27%	0.19%	0.14%	0.09%
Total annual fund operating expenses	0.87%	1.64%	1.66%	0.89%	0.63%	0.93%	1.74%	1.73%	1.21%	0.73%	1.66%	1.72%	1.21%	0.88%	0.58%	0.53%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example CAPITAL WORLD BOND FUND INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	460	642	839	1,407
Class B	667	917	1,092	1,738
Class C	269	523	902	1,965
Class F-1	91	284	493	1,096
Class F-2	64	202	351	786
Class 529-A	486	700	929	1,579
Class 529-B	697	987	1,201	1,938
Class 529-C	296	584	995	2,139
Class 529-E	143	423	723	1,568
Class 529-F-1	94	273	465	1,011
Class R-1	169	523	902	1,965
Class R-2	175	542	933	2,030
Class R-3	123	384	665	1,466
Class R-4	90	281	488	1,084
Class R-5	59	186	324	726
Class R-6	54	170	296	665

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption CAPITAL WORLD BOND FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	167	517	892	1,738
Class C	169	523	902	1,965
Class 529-B	197	587	1,001	1,938
Class 529-C	196	584	995	2,139

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal investment strategies
Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental,

supranational and corporate issuers denominated in various currencies, including

U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in emerging market and developing countries. Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations

designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency -- The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United

States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the

United States. The risks of investing outside the United States may be heightened in connection with investments in emerging market and developing countries.

Nondiversification risks -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Citigroup World Government Bond Index also reflects certain market sectors and countries in which the fund may invest. Lipper Global Income Funds

Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. Consumer Price Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 8.45%(quarter ended December 31, 2004)

Lowest -5.51% (quarter ended September 30, 2008)

The fund's total return for the nine months ended September 30, 2011, was 2.93%

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns CAPITAL WORLD BOND FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	2.00%	5.56%	7.14%	7.18%	Aug. 04, 1987
Class A After Taxes on Distributions	Share class A - After taxes on distributions	0.61%	4.07%	5.70%		Aug. 04, 1987
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	1.30%	3.89%	5.36%		Aug. 04, 1987
Class B	Share class B (before taxes)	0.17%	5.23%	6.89%	6.66%	Mar. 15, 2000
Class C	Share class C (before taxes)	4.10%	5.52%		6.84%	Mar. 15, 2001
Class F-1	Share class F-1 (before taxes)	5.98%	6.38%		7.75%	Mar. 16, 2001
Class F-2	Share class F-2 (before taxes)	6.24%			5.40%	Aug. 01, 2008
Class 529-A	Share class 529-A (before taxes)	1.95%	5.52%		7.93%	Feb. 15, 2002
Class 529-B	Share class 529-B (before taxes)	0.06%	5.13%		7.61%	Feb. 25, 2002
Class 529-C	Share class 529-C (before taxes)	4.02%	5.46%		7.53%	Feb. 28, 2002
Class 529-E	Share class 529-E (before taxes)	5.58%	6.00%		7.90%	May 16, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	6.10%	6.54%		8.06%	Sep. 17, 2002
Class R-1	Share class R-1 (before taxes)	5.14%	5.53%		7.06%	Jun. 28, 2002
Class R-2	Share class R-2 (before taxes)	5.10%	5.54%		7.10%	Jul. 09, 2002
Class R-3	Share class R-3 (before taxes)	5.57%	6.00%		7.42%	Jul. 16, 2002
Class R-4	Share class R-4 (before taxes)	5.96%	6.35%		8.09%	Aug. 15, 2002
Class R-5	Share class R-5 (before taxes)	6.26%	6.67%		8.62%	May 15, 2002
Class R-6	Share class R-6 (before taxes)	6.32%			11.79%	May 01, 2009
Barclays Capital Global Aggregate Index	Barclays Capital Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.54%	6.66%	6.73%		Aug. 04, 1987
Citigroup World Government Bond Index	Citigroup World Government Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.17%	7.08%	7.00%	7.43%	Aug. 04, 1987
Lipper Global Income Funds Index	Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	8.01%	6.24%	6.44%		Aug. 04, 1987
Consumer Price Index	Consumer Price Index	1.50%	2.18%	2.34%	2.84%	Aug. 04, 1987

Class A annualized 30-day yield at September 30, 2011: 2.30%

(For current yield information, please call American FundsLine®

at 800/325-3590.)